NET LOSS PER SHARE- Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Net loss:
Net loss attributable to stockholders	$ (614,300)	$ (275,829)	$ (267,424)
Number of shares:
Basic weighted average common shares (in shares)	6,399	464	409
Diluted weighted average common shares (in shares)	6,399	464	409
Basic net loss per share (USD per share)	$ (96.00)	$ (594.46)	$ (653.85)
Diluted net loss per share (USD per share)	$ (96.00)	$ (594.46)	$ (653.85)